Financing - Summary of Debt (Parenthetical) (Detail)	0 Months Ended	12 Months Ended		12 Months Ended
	May 28, 2013 Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Successor [Member] 8.25% Senior Notes [Member]	Dec. 31, 2012 Successor [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loan Due [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loan, at Par [Member]	Dec. 31, 2013 Successor [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity period of debt	Jun. 01, 2020	Jan. 15, 2019		Jan. 21, 2017	Jan. 14, 2018	Jun. 01, 2020	Jan. 14, 2017
Interest rate on senior note		8.25%	8.25%